Cover	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	None
Entity Registrant Name	ECRID, INC.
Entity Central Index Key	0000811868
Entity Tax Identification Number	27-3617248
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1320 S Federal Hwy Suite 215
Entity Address, City or Town	Stuart
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34994
City Area Code	(800)
Local Phone Number	380-9096
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Post-Effective Amendment	true